Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Detail)	Dec. 31, 2021 ARS ($)
Disclosure of minimum capital requirements [line items]
Minimum capital requirements	$ 57,748,908
Computable equity	255,515,796
Capital surplus	$ 197,766,888